COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Operating lease commitments
2017	¥ 1,956,958
2018	1,939,120
2019	1,906,911
2020	1,840,032
2021	1,722,612
Thereafter	9,688,652
Total	19,054,285
Purchase commitments
Purchase commitments expected to be incurred within one year related to leasehold improvements and installation of equipment for hotel operations	43,139
Other operating expense
Contingencies
Accrued contingencies	¥ 66,234